Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Investments in debt instruments at FVTOCI
Corporate bonds	$66,116.2	$79,605.5
Agency mortgage-backed securities	28,367.9	37,959.7
Government bonds/Agency bonds	18,961.8	22,338.9
Asset-backed securities	9,274.7	9,898.8

	122,720.6	149,802.9

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	6,159.2	7,208.7
Publicly traded stocks	277.9	4,727.9

	6,437.1	11,936.6

	$129,157.7	$161,739.5

Current	$122,998.5	$154,530.8
Noncurrent	6,159.2	7,208.7

	$129,157.7	$161,739.5